Summary of Significant Accounting Policies (Details) $ / shares in Units, ₩ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026 USD ($) $ / shares	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) $ / shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Sep. 01, 2025 KRW (₩)
Summary of Significant Accounting Policies [Line Items]
Net loss			$ (452,200,000)
Cash balance	$ 5,300,000		5,300,000
Net working capital deficit	78,800,000		78,800,000
Insured limits amount	5,000,000		5,000,000		$ 11,400,000
Revenues	1,636,000		3,515,000
Accounts receivable	9,000,000		9,000,000
Outstanding balance	2,300		2,300
Direct costs and fees			800,000
Deferred transaction costs					$ 9,265,000
Deposits assets	7,300,000		7,300,000
Pension obligations	1,600,000		1,600,000
Accrued expenses	900,000		900,000
Noncurrent obligations	$ 700,000		$ 700,000
WTMA [Member]
Summary of Significant Accounting Policies [Line Items]
Business Combination, Price Per Share (in Dollars per share) | $ / shares	$ 10		$ 10
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Insured limits amount | ₩						₩ 50
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Insured limits amount | ₩						₩ 100
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage			1.50%
Revenues			$ 700,000
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage			22.00%
Accounts receivable	$ 500,000		$ 500,000
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage			19.00%
Revenues			$ 42,000,000
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Accounts receivable	47,000,000		47,000,000
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Accounts receivable	$ 1,000,000		$ 1,000,000